Principal Accounting Policies - Operating leases and Adoption of ASU (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Operating lease weighted average remaining lease term	4 years 5 months 4 days
Operating lease, weighted average discount rate	4.03%
Operating lease cost and expenses	¥ 18.4	¥ 23.8	¥ 25.4
Short term lease cost and expenses	¥ 1.3	¥ 1.3	¥ 1.4